Revenue and Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2024
Revenue and Cost of Sales [Abstract]
Schedule of Revenue

Revenue

Thousands of $ For the years ended December 31	2024	2023	2022
Tissue-based revenue	72,329	55,718	31,151
Liquid-based revenue	17,581	14,247	5,814
Royalties and other revenues	139	228	89
Total revenue	90,049	70,193	37,054

Schedule of Cost of Sales

Cost of sales (exclusive of amortization of intangible assets)

Thousands of $ For the years ended December 31	2024	2023	2022
Cost of sales (exclusive of amortization of intangible assets)	34,908	26,264	17,835
Total cost sales (exclusive of amortization of intangible assets)	34,908	26,264	17,835